OTHER RECEIVABLES - (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
OTHER RECEIVABLES.
Research and development tax credit receivable from the French State	€ 581	€ 617
Value-added taxes receivable	894	574
Others	46	64
Other receivables	€ 1,522	€ 1,255